Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Debt.
Schedule of long-term debt

		June 30,	December 31,
(U.S. Dollars in thousands)	Vessel	2024	2023
$345 million loan facility	Anna Knutsen, Tordis Knutsen, Vigdis Knutsen, Brasil Knutsen, Lena Knutsen	$275,987	$288,534
$240 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen, Fortaleza Knutsen, Recife Knutsen, Ingrid Knutsen	204,528	222,264
Hilda loan facility	Hilda Knutsen	60,000	60,000
$192.1 million loan facility	Synnøve Knutsen, Tove Kuntsen	149,149	153,702
$25 million revolving credit facility with NTT		15,000	25,000
$25 million revolving credit facility with Shinsei		25,000	25,000
Raquel Sale & Leaseback	Raquel Knutsen	76,415	79,070
Torill Sale & Leaseback	Torill Knutsen	94,955	99,065
Total long-term debt		$901,034	$963,005
Less: current installments		91,251	101,010
Less: unamortized deferred loan issuance costs		2,094	2,050
Current portion of long-term debt		89,157	98,960
Amounts due after one year		809,783	861,995
Less: unamortized deferred loan issuance costs		3,569	4,166
Long-term debt, less current installments, and unamortized deferred loan issuance costs		$806,214	$857,829

Schedule of partnership's outstanding debt repayable

(U.S. Dollars in thousands)	Sale & Leaseback	Period repayment	Balloon repayment	Total
2024 (excluding the six months ended June 30, 2024)	$7,038	$38,587	$—	$45,625
2025	14,399	76,081	176,583	267,063
2026	15,060	59,096	219,521	293,677
2027	15,751	30,231	37,500	83,482
2028	16,520	13,240	78,825	108,585
2029 and thereafter	102,602	—	—	102,602
Total	$171,370	$217,235	$512,429	$901,034